Note 15 - Equity Incentive Plans - Stock Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Total stock-based compensation expense	$ 2,373	$ 5,722
Cost of Sales [Member]
Total stock-based compensation expense	2	28
Research and Development Expense [Member]
Total stock-based compensation expense	6	30
Selling and Marketing Expense [Member]
Total stock-based compensation expense	0	23
General and Administrative Expense [Member]
Total stock-based compensation expense	$ 2,365	$ 5,641